UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-00159)

Exact name of registrant as specified in charter:	Putnam Investors Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2013

Date of reporting period:	April 30, 2013

Item 1. Schedule of Investments:

Putnam Investors Fund

The fund's portfolio
4/30/13 (Unaudited)

COMMON STOCKS (98.5%)(a)
	Shares	Value

Aerospace and defense (4.1%)

Boeing Co. (The)	76,500	$6,992,865

General Dynamics Corp.	66,600	4,925,736

Honeywell International, Inc.	155,400	11,428,116

L-3 Communications Holdings, Inc.	105,300	8,555,625

Northrop Grumman Corp.	118,500	8,975,190

Raytheon Co.	80,000	4,910,400

Rockwell Collins, Inc.	59,000	3,712,280

United Technologies Corp.	109,400	9,987,126

		59,487,338
Air freight and logistics (0.3%)

FedEx Corp.	46,500	4,371,465

		4,371,465
Airlines (0.5%)

Copa Holdings SA Class A (Panama)	16,700	2,097,186

Southwest Airlines Co.	340,500	4,664,850

		6,762,036
Auto components (1.0%)

Johnson Controls, Inc.	110,800	3,879,108

Lear Corp.	44,100	2,548,098

Magna International, Inc. (Canada)	38,500	2,316,545

TRW Automotive Holdings Corp.(NON)	92,011	5,527,101

		14,270,852
Automobiles (0.3%)

Ford Motor Co.	355,700	4,876,647

		4,876,647
Beverages (2.4%)

Coca-Cola Co. (The)(S)	244,300	10,341,219

Coca-Cola Enterprises, Inc.	221,400	8,109,882

Dr. Pepper Snapple Group, Inc.	62,500	3,051,875

PepsiCo, Inc.	157,400	12,980,778

		34,483,754
Biotechnology (2.2%)

Amgen, Inc.	104,500	10,889,945

Celgene Corp.(NON)	86,300	10,189,441

Cubist Pharmaceuticals, Inc.(NON)	87,100	3,999,632

Gilead Sciences, Inc.(NON)	146,322	7,409,746

		32,488,764
Building products (0.2%)

Masco Corp.	144,300	2,805,192

		2,805,192
Capital markets (3.3%)

Ameriprise Financial, Inc.	71,700	5,343,801

Apollo Global Management, LLC. Class A	173,800	4,678,696

Artisan Partners Asset Management, Inc.(NON)	32,658	1,218,143

Charles Schwab Corp. (The)	176,800	2,998,528

Goldman Sachs Group, Inc. (The)	92,100	13,453,047

Hannon Armstrong Sustainable Infrastructure Capital, Inc.(NON)(S)	120,376	1,369,879

Manning & Napier, Inc.	114,051	1,997,033

Morgan Stanley	336,300	7,449,045

State Street Corp.	158,100	9,244,107

		47,752,279
Chemicals (2.2%)

Celanese Corp. Ser. A	61,500	3,038,715

CF Industries Holdings, Inc.	19,600	3,655,596

Dow Chemical Co. (The)	105,643	3,582,354

Huntsman Corp.	184,221	3,474,408

LyondellBasell Industries NV Class A	68,100	4,133,670

Monsanto Co.	80,800	8,631,056

Valspar Corp.	36,000	2,297,520

W.R. Grace & Co.(NON)	51,000	3,932,610

		32,745,929
Commercial banks (2.9%)

Capital Bank Financial Corp. Class A(NON)	255,660	4,568,644

First Southern Bancorp, Inc. Class B(F)(NON)	112,320	499,824

National Bank Holdings Corp. Class A	232,700	4,202,562

PNC Financial Services Group, Inc.	109,171	7,410,527

Wells Fargo & Co.	660,398	25,081,916

		41,763,473
Commercial services and supplies (1.1%)

ADT Corp. (The)(NON)	132,400	5,777,936

Cintas Corp.(S)	91,500	4,105,605

G&K Services, Inc. Class A	37,336	1,754,419

Pitney Bowes, Inc.	314,800	4,363,863

		16,001,823
Communications equipment (2.2%)

Arris Group, Inc.(NON)	115,500	1,906,905

Cisco Systems, Inc.	922,400	19,296,608

Qualcomm, Inc.	166,100	10,235,082

		31,438,595
Computers and peripherals (4.1%)

Apple, Inc.	93,667	41,471,064

EMC Corp.(NON)	316,600	7,101,338

Hewlett-Packard Co.	256,740	5,288,844

SanDisk Corp.(NON)	104,299	5,469,440

		59,330,686
Construction and engineering (0.3%)

Fluor Corp.	76,700	4,370,366

		4,370,366
Consumer finance (0.2%)

Discover Financial Services	74,000	3,236,760

		3,236,760
Containers and packaging (0.6%)

Owens-Illinois, Inc.(NON)	127,000	3,337,560

Rock-Tenn Co. Class A	26,000	2,603,640

Sealed Air Corp.	124,400	2,751,728

		8,692,928
Diversified financial services (5.2%)

Bank of America Corp.	1,218,142	14,995,328

Citigroup, Inc.	360,417	16,817,057

JPMorgan Chase & Co.	827,673	40,564,254

Nasdaq OMX Group, Inc. (The)	90,600	2,670,888

		75,047,527
Diversified telecommunication services (2.2%)

AT&T, Inc.	452,905	16,965,821

Intelsat SA (Luxembourg)(NON)	71,332	1,437,340

Iridium Communications, Inc.(NON)(S)	506,197	3,396,582

Verizon Communications, Inc.	192,300	10,366,893

		32,166,636
Electric utilities (1.3%)

American Electric Power Co., Inc.	120,500	6,197,315

FirstEnergy Corp.	116,600	5,433,560

NV Energy, Inc.	145,200	3,140,676

PPL Corp.(S)	123,300	4,115,754

		18,887,305
Electrical equipment (0.2%)

Rockwell Automation, Inc.	41,800	3,543,804

		3,543,804
Electronic equipment, instruments, and components (0.2%)

Corning, Inc.	175,300	2,541,850

		2,541,850
Energy equipment and services (1.9%)

Ensco PLC Class A (United Kingdom)	56,900	3,281,992

Halliburton Co.	135,400	5,791,058

Helmerich & Payne, Inc.(S)	48,300	2,831,346

Nabors Industries, Ltd.	316,200	4,676,598

Schlumberger, Ltd.	145,624	10,838,794

		27,419,788
Food and staples retail (3.0%)

Costco Wholesale Corp.	40,500	4,391,415

CVS Caremark Corp.	238,810	13,893,966

Kroger Co. (The)	261,700	8,997,246

Safeway, Inc.	66,500	1,497,580

Wal-Mart Stores, Inc.	131,000	10,181,320

Walgreen Co.	96,400	4,772,764

		43,734,291
Food products (0.3%)

Amira Nature Foods, Ltd. (United Arab Emirates)(NON)(S)	461,604	3,535,887

Pinnacle Foods, Inc.(NON)	41,346	986,929

		4,522,816
Gas utilities (0.3%)

UGI Corp.	89,300	3,659,514

		3,659,514
Health-care equipment and supplies (2.4%)

Abbott Laboratories	158,800	5,862,896

Becton, Dickinson and Co.(S)	33,900	3,196,770

CareFusion Corp.(NON)	108,700	3,634,928

Covidien PLC	113,100	7,220,304

Medtronic, Inc.	139,700	6,521,196

Stryker Corp.(S)	58,700	3,849,546

Zimmer Holdings, Inc.	55,000	4,204,750

		34,490,390
Health-care providers and services (2.3%)

Aetna, Inc.	125,031	7,181,781

Cardinal Health, Inc.	90,800	4,015,176

CIGNA Corp.	53,400	3,533,478

Community Health Systems, Inc.	60,900	2,775,213

HCA Holdings, Inc.	129,500	5,165,755

Omnicare, Inc.	64,400	2,818,788

UnitedHealth Group, Inc.	130,900	7,844,837

		33,335,028
Hotels, restaurants, and leisure (1.3%)

Ignite Restaurant Group, Inc.(NON)	99,627	1,737,495

McDonald's Corp.	79,200	8,089,488

Red Robin Gourmet Burgers, Inc.(NON)	67,100	3,245,627

Royal Caribbean Cruises, Ltd.	84,300	3,079,479

Wyndham Worldwide Corp.	48,800	2,931,904

		19,083,993
Household durables (0.8%)

Leggett & Platt, Inc.(S)	87,700	2,827,448

Mohawk Industries, Inc.(NON)	25,700	2,849,616

Newell Rubbermaid, Inc.	90,700	2,389,038

Whirlpool Corp.	26,000	2,971,280

		11,037,382
Household products (1.7%)

Colgate-Palmolive Co.	25,600	3,056,896

Energizer Holdings, Inc.(S)	21,000	2,028,390

Kimberly-Clark Corp.	39,200	4,045,048

Procter & Gamble Co. (The)	210,300	16,144,731

		25,275,065
Independent power producers and energy traders (0.4%)

Calpine Corp.(NON)	134,267	2,917,622

NRG Energy, Inc.(S)	115,400	3,216,198

		6,133,820
Industrial conglomerates (0.9%)

General Electric Co.	616,700	13,746,243

		13,746,243
Insurance (3.8%)

Aflac, Inc.	59,100	3,217,404

Allstate Corp. (The)	126,100	6,211,686

American International Group, Inc.(NON)	156,650	6,488,443

Berkshire Hathaway, Inc. Class B(NON)	44,280	4,707,850

Hartford Financial Services Group, Inc. (The)	185,800	5,219,122

Lincoln National Corp.	87,500	2,975,875

MetLife, Inc.	189,466	7,387,279

Prudential Financial, Inc.	160,700	9,709,494

Travelers Cos., Inc. (The)	111,000	9,480,510

		55,397,663
Internet and catalog retail (0.7%)

Amazon.com, Inc.(NON)	15,900	4,035,579

Expedia, Inc.(S)	42,700	2,384,368

Priceline.com, Inc.(NON)	4,800	3,340,752

		9,760,699
Internet software and services (2.5%)

eBay, Inc.(NON)	159,700	8,366,683

ExactTarget, Inc.(NON)	62,800	1,229,624

Google, Inc. Class A(NON)	32,221	26,568,470

		36,164,777
IT Services (3.4%)

Accenture PLC Class A(S)	56,400	4,593,216

Alliance Data Systems Corp.(NON)(S)	34,700	5,960,419

Computer Sciences Corp.	182,600	8,554,810

Fidelity National Information Services, Inc.	128,100	5,386,605

IBM Corp.	63,400	12,841,036

Total Systems Services, Inc.	130,200	3,075,324

Unisys Corp.(NON)	74,880	1,432,454

Visa, Inc. Class A(S)	41,800	7,041,628

		48,885,492
Leisure equipment and products (0.2%)

Mattel, Inc.	66,600	3,040,956

		3,040,956
Life sciences tools and services (0.2%)

Thermo Fisher Scientific, Inc.	43,299	3,493,363

		3,493,363
Machinery (1.8%)

AGCO Corp.	51,900	2,763,675

CNH Global NV(S)	57,606	2,369,335

Dover Corp.	39,900	2,752,302

Flowserve Corp.	22,800	3,605,136

Ingersoll-Rand PLC	85,400	4,594,520

Joy Global, Inc.	57,700	3,261,204

Parker Hannifin Corp.	30,200	2,674,814

Terex Corp.(NON)	61,900	1,770,340

Trinity Industries, Inc.	64,300	2,714,103

		26,505,429
Media (3.1%)

CBS Corp. Class B	156,800	7,178,304

Comcast Corp. Class A	408,000	16,850,400

DISH Network Corp. Class A	132,600	5,196,594

Gannett Co., Inc.(S)	228,600	4,608,576

Liberty Global, Inc. Ser. C(NON)	62,100	4,201,065

Time Warner Cable, Inc.	45,100	4,234,439

WPP PLC ADR (United Kingdom)(S)	32,266	2,663,236

		44,932,614
Metals and mining (0.4%)

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)	113,000	3,438,590

Newmont Mining Corp.	63,100	2,044,440

		5,483,030
Multi-utilities (0.3%)

CenterPoint Energy, Inc.	179,900	4,439,932

		4,439,932
Multiline retail (1.3%)

Macy's, Inc.	192,100	8,567,660

Target Corp.	157,000	11,077,920

		19,645,580
Office electronics (0.2%)

Xerox Corp.	398,100	3,415,698

		3,415,698
Oil, gas, and consumable fuels (9.0%)

Alpha Natural Resources, Inc.(NON)(S)	366,003	2,715,742

Chevron Corp.	268,300	32,735,283

Exxon Mobil Corp.	480,725	42,779,718

Hess Corp.	53,800	3,883,284

LRR Energy LP	152,472	2,550,857

Marathon Petroleum Corp.	35,000	2,742,600

Murphy Oil Corp.	75,000	4,656,750

NGL Energy Partners LP	106,900	3,139,653

Noble Energy, Inc.	31,400	3,557,306

Occidental Petroleum Corp.	83,700	7,471,062

Oiltanking Partners LP (Units)	71,019	3,568,705

Phillips 66	83,700	5,101,515

Royal Dutch Shell PLC ADR (United Kingdom)	118,870	8,079,594

Suncor Energy, Inc. (Canada)	118,400	3,688,160

Valero Energy Corp.	99,600	4,015,872

		130,686,101
Paper and forest products (0.2%)

International Paper Co.	56,400	2,649,672

		2,649,672
Personal products (0.2%)

Herbalife, Ltd.(S)	84,465	3,354,105

		3,354,105
Pharmaceuticals (6.7%)

AbbVie, Inc.	239,300	11,019,765

Allergan, Inc.	33,800	3,837,990

Eli Lilly & Co.	176,400	9,769,032

Johnson & Johnson	269,800	22,995,054

Merck & Co., Inc.	211,500	9,940,500

Pfizer, Inc.	1,291,526	37,544,661

Sanofi ADR (France)	57,200	3,051,620

		98,158,622
Professional services (0.2%)

Manpowergroup, Inc.	55,800	2,966,328

		2,966,328
Real estate investment trusts (REITs) (0.5%)

American Tower Corp. Class A	44,100	3,703,959

Weyerhaeuser Co.	118,400	3,612,384

		7,316,343
Road and rail (0.7%)

Canadian National Railway Co. (Canada)	37,700	3,693,846

Union Pacific Corp.	46,000	6,806,160

		10,500,006
Semiconductors and semiconductor equipment (1.3%)

Applied Materials, Inc.(S)	251,100	3,643,461

Intel Corp.	255,700	6,124,015

Texas Instruments, Inc.	189,300	6,854,553

Xilinx, Inc.	67,100	2,543,761

		19,165,790
Software (4.3%)

Microsoft Corp.	908,100	30,058,110

Oracle Corp.	623,200	20,428,496

SAP AG ADR (Germany)(S)	61,600	4,918,760

Symantec Corp.(NON)	217,600	5,287,680

TiVo, Inc.(NON)	159,900	1,874,028

		62,567,074
Specialty retail (2.4%)

Foot Locker, Inc.	68,100	2,374,647

Gap, Inc. (The)(S)	77,100	2,929,029

Home Depot, Inc. (The)	196,200	14,391,270

Lowe's Cos., Inc.	136,300	5,236,646

Office Depot, Inc.(NON)	637,300	2,459,978

PetSmart, Inc.	39,300	2,681,832

TJX Cos., Inc. (The)	112,300	5,476,871

		35,550,273
Textiles, apparel, and luxury goods (0.6%)

Gildan Activewear, Inc. (Canada)	65,400	2,631,042

Michael Kors Holdings, Ltd. (Hong Kong)(NON)	73,500	4,185,090

Ralph Lauren Corp.	13,700	2,487,646

		9,303,778
Tobacco (2.1%)

Altria Group, Inc.	151,000	5,513,010

Philip Morris International, Inc.	266,700	25,493,851

		31,006,861
Wireless telecommunication services (0.1%)

T-Mobile US, Inc.(NON)	154,300	1,826,912

		1,826,912

Total common stocks (cost $1,233,307,069)		$1,435,721,437

CONVERTIBLE PREFERRED STOCKS (0.6%)(a)
	Shares	Value

Intelsat SA Ser. A, $2.875 cv. pfd.(NON)(Luxembourg)	85,674	$4,712,070

Iridium Communications, Inc. 144A $7.00 cv. pfd.	27,936	2,692,332

Unisys Corp. Ser. A, 6.25% cv. pfd.	16,345	932,687

Total convertible preferred stocks (cost $8,711,800)		$8,337,089

INVESTMENT COMPANIES (0.5%)(a)
	Shares	Value

SPDR S&P Homebuilders ETF(S)	260,900	$7,902,661

Total investment companies (cost $4,791,434)		$7,902,661

PREFERRED STOCKS (—%)(a)
	Shares	Value

First Southern Bancorp, Inc. 5.00% cum. pfd. (acquired 12/17/09, cost $192,000)(F)(RES)(NON)	192	$192,000

Total preferred stocks (cost $192,000)		$192,000

SHORT-TERM INVESTMENTS (6.2%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.18%(d)	78,580,914	$78,580,914

Putnam Short Term Investment Fund 0.04%(AFF)	12,246,803	12,246,803

Total short-term investments (cost $90,827,717)		$90,827,717

TOTAL INVESTMENTS

Total investments (cost $1,337,830,020)(b)		$1,542,980,904

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2012 through April 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,458,227,942.
(b)	The aggregate identified cost on a tax basis is $1,341,705,627, resulting in gross unrealized appreciation and depreciation of $264,994,035 and $63,718,758, respectively, or net unrealized appreciation of $201,275,277.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $192,000, or less than 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$10,906,016	$116,211,691	$127,117,707	$4,427	$—
	Putnam Short Term Investment Fund *	—	53,896,984	41,650,181	1,515	12,246,803
	Totals	$10,906,016	$170,108,675	$168,767,888	$5,942	$12,246,803
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $76,864,976.
The fund received cash collateral of $78,580,914, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$171,502,774	$—	$—
Consumer staples	142,376,892	—	—
Energy	158,105,889	—	—
Financials	230,014,221	499,824	—
Health care	201,966,167	—	—
Industrials	151,060,030	—	—
Information technology	263,509,962	—	—
Materials	49,571,559	—	—
Telecommunication services	33,993,548	—	—
Utilities	33,120,571	—	—
Total common stocks	1,435,221,613	499,824	—
Convertible preferred stocks	—	8,337,089	—
Investment companies	7,902,661	—	—
Preferred stocks	—	—	192,000
Short-term investments	12,246,803	78,580,914	—

Totals by level	$1,455,371,077	$87,417,827	$192,000

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investors Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 27, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 27, 2013